List of Past Due Financing Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable [Line Items]
Trade receivable	R$ 8,386,905	R$ 8,709,653
Current
Accounts Receivable [Line Items]
Trade receivable	6,250,613	6,096,205
Past- due up to 60 days
Accounts Receivable [Line Items]
Trade receivable	672,673	919,421
Past- due from 61 to 90 days
Accounts Receivable [Line Items]
Trade receivable	131,798	144,818
Past due from 91 to 120 days
Accounts Receivable [Line Items]
Trade receivable	132,562	130,633
Past- due from 121 to 150 days
Accounts Receivable [Line Items]
Trade receivable	104,628	128,175
Over 150 days past- due
Accounts Receivable [Line Items]
Trade receivable	R$ 1,094,631	R$ 1,290,401